LONG-TERM INCENTIVE COMPENSATION (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Stock-Based Compensation
Stock-based compensation cost capitalized	$ 0	$ 0	$ 0
Weighted-average fair value per share of options granted		$ 6.97	$ 7.08
Total intrinsic value of stock options exercised	15.4	26.1	3.8
Tax deductions associated with option exercises	5.3	8.5	1.3
Proceeds from exercises of stock options, net	34.2	44.8	10.2
Weighted average assumptions
Risk-free interest rate		1.04%	1.82%
Expected stock price volatility		27.17%	32.81%
Expected dividend yield		3.40%	3.30%
Expected option term		6 years 2 months 12 days	6 years
Continuing operations | Marketing, general and administrative expense
Stock-Based Compensation
Stock-based compensation expense	28.3	32.3	35.8
Tax benefit related to Stock-based compensation	10.5	10.8	12.5
Long-term incentive units | Continuing operations | Marketing, general and administrative expense
Stock-Based Compensation
Employee Service Cash Award Tax Benefit from Compensation Expense	5.7	3.2	0.5
LTI units expense	17.8	10.3	1.9
Stock Options
Stock-Based Compensation
Option expiration period	10 years
Stock Options | Ratable vesting
Stock-Based Compensation
Vesting period	4 years
Stock Options | Minimum | Ratable vesting | Non-employee Directors
Stock-Based Compensation
Vesting period	3 years
Stock Options | Maximum
Stock-Based Compensation
Purchase price of common stock as a percentage of its fair market value granted to non-employee directors and employees	100.00%
Market-leveraged stock units (MSUs) | Ratable vesting
Stock-Based Compensation
Vesting period	4 years
Market-leveraged stock units (MSUs) | Minimum | Ratable vesting
Stock-Based Compensation
Shares issued (as a percent)	0.00%
Market-leveraged stock units (MSUs) | Maximum | Ratable vesting
Stock-Based Compensation
Shares issued (as a percent)	200.00%
Market-leveraged long-term incentive units | Ratable vesting
Stock-Based Compensation
Vesting period	4 years
Performance long-term incentive units | Cliff vesting
Stock-Based Compensation
Vesting period	3 years
Performance long-term incentive units | Minimum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	0.00%
Performance long-term incentive units | Maximum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	2.00%
Performance Units (PUs) | Cliff vesting
Stock-Based Compensation
Vesting period	3 years
Performance Units (PUs) | Minimum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	0.00%
Performance Units (PUs) | Maximum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	200.00%
Restricted Stock Units (RSUs) | Minimum | Non-employee Directors
Stock-Based Compensation
Vesting period	3 years
Restricted Stock Units (RSUs) | Maximum | Employees
Stock-Based Compensation
Vesting period	4 years
Unvested Stock Options, Performance Units, Restricted Stock Units and Market-leveraged stock units | Continuing operations
Stock-Based Compensation
Unrecognized compensation cost related to share based compensation cost	$ 29
Unrecognized compensation cost weighted average recognition period	2 years